Income tax (Schedule of effect of tax holiday) (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax
Tax saving amount due to preferential tax rates	¥ 10,740	¥ 10,132	¥ 1,993
Income per share effect-basic (in CNY per share)	¥ 0.06	¥ 0.06	¥ 0.01
Income per share effect-diluted (in CNY per share)	¥ 0.06	¥ 0.06	¥ 0.01